Report of Directors Financial Review Risk Report - Collateral and other credit enhancements (Details)	12 Months Ended
Dec. 31, 2025
Commercial real estate loans and advances including loan commitments
Disclosure of financial assets [line items]
Independent review of Valuation, minimum term	3 years
Mortgage Portfolio | UK | Mortgages
Disclosure of financial assets [line items]
Actual Loan To Value Ratio	69.00%
Expected Loan to Value Ratio	55.00%
Mortgage Portfolio | Hong Kong | Mortgages
Disclosure of financial assets [line items]
Actual Loan To Value Ratio	70.00%
Expected Loan to Value Ratio	60.00%